THE PRUDENTIAL SERIES FUND

GATEWAY CENTER THREE

FOURTH FLOOR

100 MULBERRY STREET

NEWARK, NEW JERSEY 07102

January 12, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               Registration Statement on Form N-14 of The Prudential Series Fund

Dear Sir or Madam:

On behalf of the The Prudential Series Fund (the “Fund”), a Delaware statutory trust, we are hereby filing the Fund’s Registration Statement on Form N-14 (the “Registration Statement”) in connection with the three fund reorganizations described below.

Target Fund	Acquiring Fund
SP Mid Cap Growth Portfolio	SP Prudential U.S. Emerging Growth Portfolio
of The Prudential Series Fund	of The Prudential Series Fund
SP Davis Value Portfolio	Value Portfolio
of The Prudential Series Fund	of The Prudential Series Fund
SP Strategic Partners Focused Growth Portfolio	Jennison Portfolio
of The Prudential Series Fund	of The Prudential Series Fund

Pursuant to these proposals, the assets and liabilities of each Target Fund would be exchanged for shares of the corresponding Acquiring Fund and beneficial shareholders of a Target Fund would become beneficial shareholders of the corresponding Acquiring Fund. No sales charges would be imposed in connection with any of the reorganizations. The Acquiring Fund shares to be received by Target Fund shareholders in a reorganization will be equal in value to the Target Fund shares beneficially held by such shareholders immediately prior to the reorganization. The completion of each reorganization transaction is subject to approval by the beneficial shareholders of the relevant Target Fund and the satisfaction of certain customary closing conditions, including the receipt of an opinion of special tax counsel to the effect that the relevant reorganization transaction will not result in any adverse federal income tax consequences to the Acquiring Fund, the Target Fund, or their respective beneficial shareholders. Shareholder approval of one reorganization is not contingent upon shareholder approval of any other reorganization. The completion of one reorganization is not contingent upon the completion of any other reorganization.  The materials contained in the N-14 Registration Statement include a letter to contract owners, the notice of special meeting, the proxy statement and prospectus, and the form of voting instructions card.

To assist you with your review of this filing, we note that many sections of the Registration Statement are substantially similar to the corresponding sections of: (i) the Registration Statement on Form N-14 of the Fund that was filed in connection with the proposed reorganization of the SP PIMCO High Yield Portfolio, a series of the Fund, into the High Yield Bond Portfolio, also a series of the Fund; (ii) the Registration Statement on Form N-14 of Advanced Series Trust (the “Trust”) that was filed in connection with the proposed reorganization of the AST Focus Four Plus Portfolio, a series of the Trust, into the AST First Trust Capital Appreciation Target Portfolio, also a series of the Trust; and (iii) the Trust’s Registration Statement on Form N-14 that was filed in connection with: (a) the proposed reorganization of the SP Conservative Asset Allocation Portfolio, a series of the Fund, into the AST Preservation Asset Allocation Portfolio, a series of the Trust, (b) the proposed reorganization of the Diversified Conservative Growth Portfolio, a series of the Fund, into the AST Preservation Asset Allocation Portfolio, a series of the Trust, (c) the proposed reorganization of the SP Aggressive Growth Asset Allocation Portfolio, a series of the Fund, into the AST Aggressive Asset Allocation Portfolio, a series of the Trust, and (d) the proposed reorganization of the SP Balanced Asset Allocation Portfolio, a series of the Fund, into the AST Balanced Asset Allocation Portfolio, a series of the Trust (collectively, the Prior Filings).

Except for information specifically relating to the relevant acquiring and target funds, the Registration Statement disclosure is substantially similar to the disclosure contained in the Prior Filings with respect to the followings sections of the Registration Statement:

•                  Contract Owner letter,

•                  Notice of Special Meeting,

•                  Summary of the Proposal—Voting,

•                  Investment Objectives, Strategies, Fees and Performance of the Portfolios—Performance,

•                  Investment Objectives, Strategies, Fees and Performance of the Portfolios—Capitalizations of the Portfolios Before and After the Reorganization,

•                  Management of the Portfolios

•                  Fees and Expenses (except with respect to specific numbers),

•                  Information About the Reorganization,

•                  Voting Information,

•                  Shares Outstanding, and

•                  Principal Holders of Shares

Due to the similarities in the Registration Statement and the Prior Filings, we request “no review” or “limited review” by the staff.  It is proposed that the filing become effective on February 11, 2010 pursuant to Rule 488 under the Securities Act of 1933, as amended. Please do not hesitate to contact the undersigned at (973) 367-3161 if you have questions or comments or if you require further information.

Very truly yours,

/s/ John P. Schwartz
John P. Schwartz